Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Fair Value, Assets Measured on Recurring Basis [Table Text Block]
The following table provides information by level for liabilities that are measured at fair value using significant unobservable inputs (Level 3) for year ended December 31, 2015:

Warrant liability as of January 1, 2015	$—
Additions to warrant liability	1,925
Change in fair value of warrants	(478)
Warrant liability as of December 31, 2015	$1,447